Investment in Preferred Securities	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Investment in Preferred Securities

Note 6 - Investment in Preferred Securities

On September 30, 2025, as partial consideration received in connection with the issuance of 1,875 shares of Series B Convertible Preferred Stock and Series B Warrants to purchase Common Stock (see Note 19), the Company received preferred shares of Aditxt, Inc. (“ADTX”), a publicly traded company. The Series B Convertible Preferred Stock was issued at $800 per share. No cash was exchanged in this transaction. The ADTX preferred securities had an estimated fair value and carrying value of $1.5 million at the date of receipt.

The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX. Accordingly, the investment is accounted for under ASC 321, Investments – Equity Securities. Because ADTX’s preferred shares are not actively traded and lack a readily determinable fair value, the Company has elected to measure the investment at cost, less any impairment, adjusted for observable price changes in orderly transactions for identical or similar instruments, as permitted under ASC 321-10-35-2.

During the year ended December 31, 2025, ADTX redeemed approximately 43 shares of its preferred stock held by the Company pursuant to the preferred share terms, resulting in cash proceeds of $0.05 million. No gain or loss was recognized on this redemption. No impairments or other observable price adjustments were recognized during the year ended December 31, 2025.

The following table summarizes the activity in the investment during the year ended December 31, 2025:

	Shares	Amount
Initial recognition at fair value (September 30, 2025)	1,500	$1,500,000
Proceeds from redemption	(43)	(50,000)
Impairment charges	-	-
Observable price adjustments	-	-
Balance, December 31, 2025	1,457	$1,450,000

As of December 31, 2025, the investment is classified as a long-term asset on the consolidated balance sheet and continues to be measured in accordance with ASC 321. Any future gains or losses resulting from dispositions or impairments will be recognized in Other Income (Expense) in the consolidated statements of operations.